Debt	3 Months Ended
Mar. 31, 2026
Debt [Abstract]
Debt

Note 9 — Debt

Convertible Promissory Notes

Prior to the consummation of the Business Combination, WTMA issued certain convertible promissory notes to the Sponsor to fund amounts required in connection with extensions of the deadline to consummate its initial business combination. On September 30, 2022 and December 30, 2022, WTMA issued two promissory notes, each in the principal amount of $0.8 million, to the Sponsor. On March 30, 2023, April 30, 2023, May 30, 2023, June 30, 2023, July 30, 2023 and August 30, 2023, WTMA issued six additional promissory notes to the Sponsor, each in the principal amount of $0.1 million. Collectively, these promissory notes are referred to as the “Convertible Promissory Notes.”

The Convertible Promissory Notes are non-interest bearing and unsecured. Prior to the Business Combination, the Convertible Promissory Notes were payable upon the earlier of (i) the consummation of WTMA’s initial business combination, out of the proceeds of the trust account released to WTMA, or (ii) at the Sponsor’s discretion, conversion, in whole or in part, upon consummation of the initial business combination into additional private units at a price of $10.00 per unit.

In connection with the Business Combination, the Company assumed the obligations under the Convertible Promissory Notes. The Convertible Promissory Notes were not converted in connection with the Business Combination and remain outstanding as of March 31, 2026. No principal or interest payments have been made under the Convertible Promissory Notes.

The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.” The convertible note payable and conversion feature does not meet the requirements for classification under ASC 480 and as a result is not required to be accounted for as a liability under ASC 480. In this case, the conversion feature embedded within the convertible promissory note does not require bifurcation and as a result remains embedded within the debt instrument because the convertible promissory note conversion feature does not meet the definition of a derivative as it fails the net settlement requirement. The embedded conversion feature does qualify as equity under ASC 815-40 as the exercise contingency is not based on an observable market or index unrelated to the issuer, the instrument meets the fixed-for-fixed criteria under ASC 815-40-15, meets the requirements for equity classification pursuant to ASC 815-40-25-1 and 25-2 and does not meet the definition of a derivative as it fails the net settlement requirement. Based on this analysis, the scope exception would apply, and the embedded conversion feature would fail to satisfy the third bifurcation condition within ASC 815-15-25-1.

No principal or interest payments have been made under the Convertible Promissory Notes. As of March 31, 2026, $2.3 million was outstanding under the Convertible Promissory Notes and were reported as convertible promissory notes — related party in the accompanying condensed consolidated balance sheets. There were no Convertible Promissory Notes outstanding as of December 31, 2025.

Short Term Debt

Details of carrying amounts of short-term debt as of March 31, 2026 are as follows (in thousands):

Related Party

Maturity	Interest Rate	Borrowing Limit	March 31, 2026	December 31, 2025
June 2026	4.60%	$300	$142	$—
May 2026 – June 2026	6.00%	218	219	—
June 2026	6.00%	62	—	—
April 2026	4.60%	149	149	—
November 2025 – May 2026	6.00%	133	133	—
December 2025 – June 2026	6.00%	133	133	—
January 2026 – July 2026	4.60%	33	33	—
February 2026 – August 2026	4.60%	234	110	—
March 2026 – September 2026	4.60%	46	45	—
September 2026	4.60%	418	122	—
May 2026	6.00%	165	—	—
September 2026	4.60%	119	—	—
No fixed maturity	0%	122	—	—
May 2026 – August 2026	—%	144	144	484
Total			$1,230	$484

Others

	in thousands
Maturity	Interest Rate	Borrowing Limit	March 31, 2026	December 31, 2025
November 1, 2026	6%	$291	$256	$—
November 2026 – March 2027	5.21 – 6.92%	581	550	—
November 1, 2026	5%	107	107	—
May 1, 2026	6%	330	306	—
May 1, 2026	4.89 – 5.36%	132	132	—
May 1, 2026	6%	165	165	—
August 1, 2026	6%	330	328	—
August 1, 2026	5%	330	328	—
April 1, 2026	5%	264	120	—
June 1, 2026	5%	40	41	—
March 1, 2026	—%	14	14	—
October 1, 2026	10%	0	233	—
September 1, 2026	5%	417	417	—
Overdue	—%	549	549	—
Total			$3,546	$—

Long Term Debt

Details of carrying amounts of long-term debt as of March 31, 2026 are as follows:

			in thousands
Description	Maturity	Interest Rate	Borrowing Limit	March 31, 2026
Facility Loans	May 2027 – April 2033	1.19 – 3.61%	$803	$601
Working Capital Loans	February 2027 – May 2029	0.46 – 5.26%	2,709	2,308
Operating Funds Loan	October 2026 – February 2028	2.87 – 12.00%	—	798
Individual cash loan	January 2027	1.00%	558	353
Finance Lease Liabilities				142
Total Long Term Debt				4,202
Less: current portion of long-term debt				(1,593)
Long-term debt, net of current portion				$2,609

The Company did not have long-term debt as of December 31, 2025.

Future principal payments for long-term debt as of March 31, 2026 are as follows:

in thousands	Long Term Debt
Less than 1 year	$1,649
Between 1 – 2 years	947
Between 2 – 5 years	1,351
Over 5 years	286
Less imputed interest	(16)
Total Long Term Debt	$4,217